Subsequent Events (FY) (Details)	3 Months Ended	6 Months Ended
	Oct. 04, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($) shares
Subsequent Event [Line Items]
Issuance of post-split stock (in shares)		380,000
Total subscription in cash | $		$ 190,000	$ 205,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of post-split stock (in shares)			0
Total subscription in cash | $			$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Options outstanding (in shares)	3,240,000
Options exercise price (in dollars per share) | $ / shares	$ 0.25
Options vesting term periods	5
Options vesting period	6 months
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of post-split stock (in shares)	380,000
Purchase price (in dollars per share) | $ / shares	$ 0.50
Total subscription in cash | $	$ 190,000